ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2018
Payables and Accruals [Abstract]
Schedule Of Accrued Liabilities And Other Current Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 28,
	2017	2018

Accrued employee payroll and welfare benefits	$79,867,924	$135,366,042
Amounts due to employees for stock sales proceeds	-	24,140,789
Other taxes payable	13,769,327	22,868,616
Accrued employee annual bonus	5,956,144	9,969,633
Accrued operating expenses	1,564,149	8,458,150
Payable for investments and acquisitions	1,807,584	5,111,313
Professional service fee payable	230,098	3,280,294
Payable for acquisitions of intangible assets	-	1,766,650
Interest payable	2,999,801	1,451,264
Examination enrollment fees collected on behalf of contests organizers	755,054	828,385
Others	9,880,209	15,881,167
Total	$116,830,290	$229,122,303